Income Taxes	6 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
14.
Income Taxes

Deferred income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate to income before taxes as follows:

	Six month fiscal period ended December 31, 2024	Year ended June 30, 2024
Net (loss) income before income taxes	$(30,492)	$131,671
Statutory tax rate	27.00%	27.00%
Income tax recovery at the statutory rate	$(8,233)	$35,551
Non-deductible items and other differences	489	(41)
Foreign exchange	1,535	(1,131)
Differences in tax rates	(138)	(7,037)
Change in unrecognized tax benefits	5,366	(1,472)
Deferred income tax (benefit) expense	$(981)	$25,870

The significant components of the Company’s deferred tax assets (liabilities) are as follows:

	Six month fiscal period ended December 31, 2024	Year ended June 30, 2024
Non-capital loss carry forwards	$22,220	$20,131
Investment in joint ventures	(37,625)	(38,387)
Exploration and evaluation assets	5,506	—
Capital assets	7,245	7,468
Research and development tax credits	2,217	2,147
Share issuance costs	674	879
Lease liability	125	189
Mineral property interests	(1,595)	35
Deferred tax liabilities	(1,233)	(7,538)
Unrecognized deferred tax assets	(23,656)	(18,332)
Net deferred income tax liabilities	$(24,889)	$(25,870)

During the year ended June 30, 2024, the Company recognized a temporary difference in its income tax provision associated with its Investments in Joint Ventures, which is primarily attributable to the fair value adjustment discussed further in Note 4 – Deconsolidation of Subsidiaries. This was recognized because the Company does not control the timing of the reversal of the temporary differences. As at December 31, 2024, the temporary differences specifically related to its investments resulted in a $37,625 deferred tax liability associated with its investments. In addition, the Company recognized the benefit of $12,735 of its USA deferred tax assets related to tax losses, research and development tax credits and other temporary differences to offset a portion of the deferred tax liability as these will be available to offset any future taxable income generated by its investment in the Joint Venture.

At December 31, 2024, the Company has available non-capital tax losses for Canadian income tax purposes of approximately $52,442 available for carry-forward to reduce future years’ taxable income, if not utilized, expiring between 2030 and 2045. At December 31, 2024, the Company has available non-capital tax losses for United States income tax purposes of approximately $33,347, available for indefinite carry-forward to reduce future years’ taxable income.